ACCOUNTS RECEIVABLE (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 27, 2014		Jun. 28, 2013
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning balance	$ 3,595
Charged to expense	1,550		1,214
Deductions	(612)	[1]
Ending balance	$ 4,533

[1]	Accounts receivable previously charged to expense, written-off as uncollectible, net of recoveries.